6. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS	3 Months Ended
Mar. 31, 2017
Property Equipment And Leasehold Improvements
6. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvement consists of:

	March 31, 2017	December 31, 2016
Furniture and fixtures	$577,217	$65,310
Computers and equipment	270,604	41,656
Leasehold improvements	354,756	7,649
	1,202,577	114,615
Less: accumulated depreciation	(84,063)	(79,428)
	$1,118,514	$35,187

The Company depreciates furniture and fixtures over a useful life of between five and seven years, computer and equipment over a useful life of between three and five years and leasehold improvements over the remaining term of the related leases.  The balances as of March 31, 2017 include the provisional amounts of the Company’s newly acquired subsidiary 42West (See note 4).